RELATED PARTY TRANSACTIONS - Fund management fees accrued (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	$ 112,928	$ 403,614
Asset Management and Reporting Fee	54,473	70,391
Fund Management Fee net of Asset Management and Reporting Fee	58,455	333,223
Series 20
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 21
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 22
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 23
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 24
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 25
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 26
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0	3,665
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	3,665
Series 27
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 28
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 29
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	4,512	8,662
Asset Management and Reporting Fee	3,000	7,319
Fund Management Fee net of Asset Management and Reporting Fee	1,512	1,343
Series 30
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 31
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 32
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0	4,091
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	4,091
Series 33
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0	4,334
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0	4,334
Series 34
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	18,492	18,492
Asset Management and Reporting Fee	3,000	3,000
Fund Management Fee net of Asset Management and Reporting Fee	15,492	15,492
Series 35
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 37
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 36
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 38
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 39
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 40
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 41
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0	65,731
Asset Management and Reporting Fee	0	8,663
Fund Management Fee net of Asset Management and Reporting Fee	0	57,068
Series 42
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0	13,500
Asset Management and Reporting Fee	0	5,752
Fund Management Fee net of Asset Management and Reporting Fee	0	7,748
Series 43
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 44
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	2,645	40,668
Asset Management and Reporting Fee	2,645	5,257
Fund Management Fee net of Asset Management and Reporting Fee	0	35,411
Series 45
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	13,575	77,512
Asset Management and Reporting Fee	8,729	22,502
Fund Management Fee net of Asset Management and Reporting Fee	4,846	55,010
Series 46
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	73,704	166,959
Asset Management and Reporting Fee	37,099	17,898
Fund Management Fee net of Asset Management and Reporting Fee	$ 36,605	$ 149,061